Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
(a) Basis of presentation:

(a) Basis of presentation:

The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Acquisition’s unaudited condensed consolidated balance sheets, statement of changes in equity, statements of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under accounting principles generally accepted in the United States of America (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Acquisition’s 2020 Annual Report filed on Form 20-F with the Securities and Exchange Commission (SEC)

Going Concern

As of December 31, 2020, Navios Acquisition’s current assets totaled $140,605, while current liabilities totaled $805,860, resulting in a negative working capital position of $665,255, primarily related to the classification as current of the $602,600 of 2021 Notes (as defined herein) which mature on November 15, 2021, balloon payments due under its credit facilities and financial liabilities under the sale and leaseback transactions. These conditions raised substantial doubt about the Company's ability to continue as a going concern.

During the first semester of 2021, Navios Acquisition sold the Solstice N, the Allegro N, the Acrux N, the Vita N, the Ete N, the Fleur N, the Spectrum N, the Nave Celeste and the Nave Neutrino for an aggregate net sale price of $146,078. In the first semester of 2021, Navios Acquisition repurchased $53,297 of its Ship Mortgage Notes (as defined herein) for a cash consideration of $42,479.

In addition, during the first quarter of 2021, Navios Acquisition entered into a secured loan agreement with NSM (as defined herein), for a loan of up to $100,000 to be used for general corporate purposes. To date, Navios Acquisition has drawn down the total amount of $100,000 of the loan.

During the third quarter of 2021, Navios Acquisition repurchased additional $151,825 of its Ship Mortgage Notes for a cash consideration of $131,898. The balance of the remaining $397,478 of 2021 Notes has been satisfied subsequently to June 30, 2021, as described in the Note 19 to the condensed consolidated financial statements

Following the above and based on internal forecasts and projections that take into account reasonably possible changes in Company’s trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these consolidated financial statements. Accordingly, substantial doubt about the Company’s ability to continue as a going concern has been alleviated.

(b) Recent accounting pronouncements

(b) Recent accounting pronouncements

These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in Navios Acquisition’s Annual Report on Form 20-F for the year ended December 31, 2020.

(c) Principles of consolidation:

 (c) Principles of consolidation:

The accompanying condensed consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the condensed consolidated statements.

The Company also consolidates entities that are determined to be variable interest entities (“VIEs”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

(d) Subsidiaries:

(d) Subsidiaries:

Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.

As of June 30, 2021, the entities included in these condensed consolidated financial statements were:

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2021	2020
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 –6/30	1/1 –6/30
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 –6/30
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 –6/30
Antikithira Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Antiparos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 –6/30	1/1 –6/30
Crete Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Folegandros Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Ikaria Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Ios Shipping Corporation	Vessel-Owning Company(1)	Cayman Is.	1/1 –6/30	1/1 –6/30
Kithira Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Kos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Mytilene Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 –6/30	1/1 –6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 –6/30	1/1 –6/30
Rhodes Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Serifos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Shinyo Loyalty Limited	Former Vessel-Owning Company	Hong Kong	1/1 –6/30	1/1 –6/30
Shinyo Navigator Limited	Former Vessel-Owning Company	Hong Kong	1/1 –6/30	1/1 –6/30
Sifnos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Skiathos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 –6/30
Skopelos Shipping Corporation	Vessel-Owning Company(1)	Cayman Is.	1/1 –6/30	1/1 –6/30
Syros Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Thera Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Antipsara Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Samothrace Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Thasos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Limnos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Skyros Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Makronisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Iraklia Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Paxos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Donoussa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Schinousa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Kerkyra Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Leros Shipping Corporation	Vessel-Owning Company(11)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Kimolos Shipping Corporation	Former Vessel-Owning Company(5)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Agistri Shipping Corporation	Operating Subsidiary	Malta	1/1 –6/30	1/1 – 6/30
Olivia Enterprises Corp.	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Cyrus Investments Corp.	Vessel-Owning Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Doxa International Corp.	Vessel-Owning Company(2)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Tzia Shipping Corp.	Vessel-Owning Company(2)	Marshall Is.	1/1 –6/30	6/4 – 6/30
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/1 –6/30	1/1 – 6/30
Navios Maritime Midstream Partners Finance (US) Inc.	Co-borrower	Delaware	1/1 –6/30	1/1 – 6/30
Shinyo Kannika Limited	Former Vessel-Owning Company	Hong Kong	1/1 –6/30	1/1 – 6/30
Shinyo Ocean Limited	Former Vessel-Owning Company(3)	Hong Kong	1/1 –6/30	1/1 – 6/30
Shinyo Saowalak Limited	Vessel-Owning Company	British Virgin Is.	1/1 –6/30	1/1 – 6/30
Shinyo Kieran Limited	Vessel-Owning Company	British Virgin Is.	1/1 –6/30	1/1 – 6/30
Shinyo Dream Limited	Former Vessel-Owning Company(4)	Hong Kong	1/1 –6/30	1/1 – 6/30
Sikinos Shipping Corporation	Vessel-Owning Company(10)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Alkmene Shipping Corporation	Vessel-Owning Company(6)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Persephone Shipping Corporation	Vessel-Owning Company(6)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Rhea Shipping Corporation	Vessel-Owning Company(1),(6)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Aphrodite Shipping Corporation	Vessel-Owning Company(6)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Dione Shipping Corporation	Vessel-Owning Company(6)	Marshall Is.	1/1 –6/30	1/1 – 6/30
Bole Shipping Corporation	Vessel-Owning Company(7),(14)	Marshall Is.	1/1 –4/28	6/29 – 6/30
Boysenberry Shipping Corporation	Vessel-Owning Company(7), (8)	Marshall Is.	1/1 –6/30	6/29 – 6/30
Brandeis Shipping Corporation	Vessel-Owning Company(7),(12)	Marshall Is.	1/1 –5/10	6/29 – 6/30
Buff Shipping Corporation	Vessel-Owning Company(7),(13)	Marshall Is.	1/1 –5/10	6/29 – 6/30
Cadmium Shipping Corporation	Vessel-Owning Company(7),(16)	Marshall Is.	1/1 –6/30	6/29 – 6/30
Celadon Shipping Corporation	Vessel-Owning Company(7),(15)	Marshall Is.	1/1 –6/30	6/29 – 6/30
Cerulean Shipping Corporation	Vessel-Owning Company(7), (9)	Marshall Is.	1/1 –6/30	6/29 – 6/30
Letil Navigation Limited	Sub-holding Company	Marshall Is.	1/1 –6/30	—

(1)	Currently, vessel-operating company under a sale and leaseback transaction.
(2)	Bareboat chartered-in vessels with purchase option, expected to be delivered in each of the third quarter of 2021 and the third quarter of 2022.
(3)	In May 10, 2019, Navios Acquisition sold the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt to an unaffiliated third party for a sale price of $12,525.
(4)	On March 25, 2019, Navios Acquisition sold the C. Dream, a 2000-built VLCC vessel of 298,570 dwt to an unaffiliated third party for a sale price of $21,750.
(5)	On October 8, 2019, Navios Acquisition sold the Nave Electron, a 2002-built VLCC vessel of 305,178 dwt to an unaffiliated third party for a sale price of $25,250.
(6)	In December 2019, Navios Acquisition acquired five product tankers, two LR1 product tankers and three MR1 product tankers following the Liquidation of Navios Europe I.
(7)	In June 2020, Navios Acquisition acquired seven vessel owning companies following the Liquidation of Navios Europe II.
(8)	In March 2021, Navios Acquisition sold the Solstice N, a 2007-built container vessel of 3,398 teu to an unaffiliated party for a gross sale price of $ 11,000.
(9)	In January 2021, Navios Acquisition sold the Allegro N, a 2014-built container vessel of 3,421 teu to an unaffiliated party for a gross sale price of $ 14,075.
(10)	In March 2021, Navios Acquisition sold the Nave Celeste, a 2003-built VLCC vessel of 298,717 dwt to an unaffiliated party for a sale price of $ 24,400.
(11)	In June 2021, Navios Acquisition sold the Nave Neutrino, a 2003-VLCC vessel of 298,287 dwt to an unaffiliated party for a sale price of $25,000.
(12)	In May 2021, Navios Acquisition sold the Ete N, a 2012-built container vessel of 41,139 dwt to a related party for a sale price of $19,500.
(13)	In May 2021, Navios Acquisition sold the Fleur N, a 2012-built container vessel of 41,130 dwt to a related party for a sale price of $19,500.
(14)	In April 2021, Navios Acquisition sold the Spectrum N a 2009-built container vessel of 34,333 dwt to a related party for a sale price of $16,500
(15)	In May 2021, Navios Acquisition sold the Vita N, a 2010-built container vessel of 23,359 dwt, to an unaffiliated third party for a sale price of $9,125.
(16)	In May 2021, Navios Acquisition sold the Acrux N, a 2010-built container vessel of 23,338 dwt, to an unaffiliated third party for a sale price of $9,338.

(e) Revenue and Expense Recognition:

(e) Revenue and Expense Recognition:

Revenue Recognition: On January 1, 2018, the Company adopted the provisions of ASC 606, Revenue from Contracts with Customers (ASC 606). The guidance provides a unified model to determine how revenue is recognized. In doing so, the Company makes judgments including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation. Revenues are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company’s contract revenues from time chartering and pooling arrangements are governed by ASC 842 “Leases”. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease component will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company.

Revenue from time chartering

Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. The Company determined that all time charter contracts are considered operating leases and therefore fall under the scope of ASC 842 because: (i) the vessel is an identifiable asset; (ii) the Company does not have substantive substitution rights; and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. The transition guidance associated with ASC 842 allows for certain practical expedients to the lessors. The Company elected to not separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenues from time chartering of vessels amounted to $51,491 and $74,824 for the three month periods ended June 30, 2021 and 2020, respectively. For the six month periods ended June 30, 2021 and 2020, revenues from time chartering of vessels amounted to $116,712 and $129,166, respectively. The majority of revenue from time chartering is usually collected in advance

Pooling arrangements

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which are determined by the margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases on the accrual basis and is recognized in the period in which the variability is resolved. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. Revenue for vessels operating in pooling arrangements amounted to $7,656 and $16,682 for the three month periods ended June 30, 2021 and 2020, respectively. For the six month periods ended June 30, 2021 and 2020, revenue operating in pooling arrangements amounted to $12,787 and $39,358, respectively. The majority of revenue from pooling arrangements is usually collected through the month they are incurred.

Revenue from voyage contracts

Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. Upon adoption of ASC 606, Revenue from Contracts With Customers, the Company recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. Revenues earned under voyage contracts amounted $67 and $0 for the three month periods ended June 30, 2021 and 2020, respectively. For the six month periods ended June 30, 2021 and 2020, revenues under voyage contracts amounted to $2,032 and $9,713, respectively. Capitalized costs for each of June 30, 2021 and December 31, 2020 related to costs to fulfill the contract amounted to $0. Accounts receivable, net, as of June 30, 2021 that related to voyage contracts was $331 (December 31, 2020: $252). The majority of revenue from voyage contracts is usually collected after the discharging takes place.

Revenue from profit sharing

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for on the actual cash settlement. Profit sharing for the three month periods ended June 30, 2021 and 2020 amounted to $0 and $20,718, respectively. For the six month periods ended June 30, 2021 and 2020, profit sharing revenues amounted to $188 and $31,844, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Options to extend or terminate a lease

The Company’s vessels have the following options to extent or renew their charters:

Vessel	Option
Hector N	Charterer’s option to extend the charter for up six months at $12,591 net per day.
Perseus N	Charterer’s option to extend the charter for six months at $13,825 net per day.
Nave Pyxis	Charterer’s option to extend the charter for six months at $14,438 net per day.
Nave Pulsar	Charterer’s option to extend the charter for six months at $15,553 net per day plus ice-transit premium.
Nave Rigel	Charterer has the option to charter the vessel for an optional year at a rate of $17,063 net per day.
Nave Cetus	Charterer has the option to charter the vessel for an optional year at a rate of $17,063 net per day.
Nave Equinox	Charterer has the option to charter the vessel for an optional six months period at a rate of $16,294 net per day.
Nave Alderamin	Charterer has the option to charter the vessel for an optional year at a rate of $14,438 net per day.
Nave Orion	Charterer has the option to charter the vessel for an optional year at a rate of $14,438 net per day.
Nave Capella	Charterer has the option to charter the vessel for an optional year at a rate of $14,438 net per day.
Nave Estella	Charterer has the option to charter the vessel for an optional year at a rate of $14,630 net per day.
Nave Aquila	Charterer’s option to extend the charter for up to four months at $12,838 net per day.
Nave Velocity	Charterer’s option to extend the charter for one year at $16,540 net per day plus one year at $17,528 net per day.
Nave Sextans	Charterer’s option to extend the charter for up to six months at $15,689 net per day.
Nave Jupiter	Charterer’s option to extend the charter for an optional year at a rate of $15,990 net per day.
Nave Luminosity	Charterer has the option to charter the vessel for an optional year at a rate of $18,022 net per day.
Nave Spherical	Contract provides 100% of BITR TD3C-TCE index plus $5,000 premium. Charterer’s option to extend for one year at TD3C-TCE index plus $1,500 premium.
Nave Galactic	Contract provides adjusted BITR TD3C-TCE index with a floor of $17,775, 100% to Navios up to collar $38,159 and 50% thereafter. Charterer’s option to extend for six months at same terms.
Nave Universe	Contract provides adjusted BITR TD3C-TCE index with a floor of $17,775, 100% to Navios up to collar $38,159 and 50% thereafter. Charterer’s option to extend for six months at same terms.
Baghdad	Charterer’s option to extend the bareboat charter for five years at $29,751 net per day.
Erbil	Charterer’s option to extend the bareboat charter for five years at $29,751 net per day.